Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Debt [Abstract]
Schedule of long-term debt
	As of December 31,
	2022	2021
Senior Convertible Notes (at fair value)	$14,607,000	$17,305,000
Less: current maturities	(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$1,407,000	$4,105,000

Schedule of maturities of outstanding long-term debt obligations
Year ending December 31:
2023	$13,200,000
2024	1,462,727
Aggregate maturities due	14,662,727
Original issue discount	(2,000,000)
Cumulative unrealized change in fair value	1,944,273
Total debt outstanding at fair value	$14,607,000